Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 5,011,540	$ 846,593
Accounts receivable, net	51,385,380	55,543,017
Inventories	38,965	14,362
Contract costs	2,447,411	2,502,678
Advance to suppliers	57,065	3,205,098
Prepaid expenses and other current assets, net	950,067	792,732
Total current assets	73,713,479	76,492,016
Non-current assets:
Property and equipment, net	1,650,710	1,867,736
Intangible assets, net	129,297	143,370
Long-term investments	2,527,470	2,497,594
Right of use assets	666,077	833,030
Prepaid expenses and other non-current assets	3,705,285	3,677,728
Total non-current assets	8,678,839	9,019,458
TOTAL ASSETS	82,392,318	85,511,474
Current liabilities:
Short-term borrowings	29,940,109	32,879,865
Accounts payable	38,315,277	27,131,439
Deferred revenue	2,239,790	2,385,228
Convertible loans	5,464,984	216,756
Accrued expenses and other current liabilities	27,731,560	23,289,453
Lease liabilities, current	482,910	483,658
Total current liabilities	104,242,968	86,603,467
Non-current liabilities:
Accrued liabilities, non-current	7,225,471	7,043,185
Lease liabilities, non-current	104,361	295,962
Total non-current liabilities	14,930,433	14,675,980
TOTAL LIABILITIES	119,173,401	101,279,447
Commitments and Contingencies
Shareholders’ deficit
Ordinary shares (par value of $0.00005 per share; 1,000,000,000 shares and 1,000,000,000 shares authorized as of December 31, 2024 and June 30, 2025, respectively; 31,949,038 shares and 40,358,332 shares issued and outstanding as of December 31, 2024 and June 30, 2025, respectively)	2,019	1,598
Preferred shares (par value of $0.00005 per share; nil and 3,700,000 preferred shares authorized as of December 31, 2024 and June 30, 2025; 3,700,000 and 3,700,000 preferred shares issued and outstanding as of December 31, 2024 and June 30, 2025)	185	185
Additional paid-in capital	125,573,131	115,745,140
Statutory reserve	237,486	237,486
Accumulated deficit	(155,463,958)	(125,338,509)
Accumulated other comprehensive loss	(3,195,329)	(2,848,314)
XIAO-I CORPORATION shareholders’ deficit	(32,846,466)	(12,202,414)
Non-controlling interests	(3,934,617)	(3,565,559)
Total shareholders’ deficit	(36,781,083)	(15,767,973)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	82,392,318	85,511,474
Related Party
Current assets:
Amounts due from related parties, current	13,823,051	13,587,536
Current liabilities:
Amount due to related parties, current	68,338	217,068
Non-current liabilities:
Amount due to a related party, non-current	$ 7,600,601	$ 7,336,833